Shareholder's Equity (Summary Of Stock Option Award Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Total Fair Value	$ 33		$ 50	$ 54
Proceeds from stock options exercised	320		420	205
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	207		91	51
Exercisable at January 31, 2013, Shares	5,326	[1]
Exercisable at January 31, 2013, Weighted-Average Exercise Price	$ 50.00	[1]
Share-based compensation weighted-average remaining life	5 years 3 months 24 days
Share-based compensation weighted-average exercisable remaining life	2 years 8 months 24 days
Share-based compensation arrangement aggregate intrinsic value	229
Share-based compensation arrangement exercisable aggregate intrinsic value	106
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2012, Shares	13,320
Granted, net, in shares	4,488
Exercised, Shares	(2,982)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(2,228)
Outstanding at January 31, 2013, Shares	12,598
Outstanding at February 1, 2012, Weighted-Average Exercise Price	$ 53.56
Granted, Weighted-Average Exercise Price	$ 62.13
Exercised, Weighted-Average Exercise Price	$ 50.95
Forfeited or expired, Weighted-Average Exercise Price	$ 52.73
Outstanding at January 31, 2013, Weighted-Average Exercise Price	$ 57.37
Unrecognized compensation cost	233
Unrecognized compensation weighted-average period, years	2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2012, Shares	17,621
Granted, net, in shares	5,262
Exercised, Shares	(3,714)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,330)
Outstanding at January 31, 2013, Shares	17,839
Outstanding at February 1, 2012, Weighted-Average Exercise Price	$ 47.76
Granted, Weighted-Average Exercise Price	$ 53.27
Exercised, Weighted-Average Exercise Price	$ 45.35
Forfeited or expired, Weighted-Average Exercise Price	$ 48.37
Outstanding at January 31, 2013, Weighted-Average Exercise Price	$ 49.79
Unrecognized compensation cost	437
Unrecognized compensation weighted-average period, years	1 year 8 months 24 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2012, Shares	20,152	[1]
Granted, net, in shares	2,082	[1]
Exercised, Shares	(10,701)	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,293)	[1]
Outstanding at January 31, 2013, Shares	10,240	[1]
Outstanding at February 1, 2012, Weighted-Average Exercise Price	$ 48.21	[1]
Granted, Weighted-Average Exercise Price	$ 47.39	[1]
Exercised, Weighted-Average Exercise Price	$ 48.12	[1]
Forfeited or expired, Weighted-Average Exercise Price	$ 52.56	[1]
Outstanding at January 31, 2013, Weighted-Average Exercise Price	$ 47.58	[1]
Unrecognized compensation cost	$ 21
Unrecognized compensation weighted-average period, years	2 years 9 months 24 days

[1]	Includes stock option awards granted under the Plan, the CSOP and the Sharesave Plan.